RELATED PARTY TRANSACTIONS - Balance outstanding (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Receivable			$ 1,196,796
Related party
RELATED PARTY TRANSACTIONS
Receivable			1,196,796
Outstanding balance of related parties	$ 1,692,951	$ 886,113	403,316
Related party | Will Gray
RELATED PARTY TRANSACTIONS
Receivable			157,292
Related party | Will Gray | Advances from (to) related party, net
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties		170,000	160,000
Related party | Will Gray | Consulting fees
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties		6,464
Related party | Melius Energy LLC
RELATED PARTY TRANSACTIONS
Receivable			988,809
Related party | High Desert Resources, LLC
RELATED PARTY TRANSACTIONS
Receivable			50,695
Related party | Mike Rugen | Consulting fees and associated costs
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties		21,115
Related party | Joel Solis | Advances from (to) related party, net
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties		175,000	70,000
Related party | Liberty Pump & Supply, Co. | Oilfield services and insurance
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties		393,072	158,821
Related party | Tall City Well Service | Oilfield services
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties		$ 120,462	$ 14,495